TRADE ACCOUNTS RECEIVABLE (Policies)	12 Months Ended
Dec. 31, 2025
TRADE ACCOUNTS RECEIVABLE
Description of accounting policy for trade and other receivables
5.a. Accounting policy
These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided and goods sold in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date, as well as other trade accounts receivable related to the sale of cell phones, SIM cards, accessories, advertising and rent of IT equipment (“Vivo Tech” product) and credit rights of the Vivo Money FIDC.
The Company measures the provision for estimated impairment losses in an amount equal to the loss of credit expected for a lifetime.
With regard to the Vivo Pay FIDCs, whose expected credit loss amounts represent 6.79% and 6.98% of the total consolidated expected credit losses as of December 31, 2025 and 2024, respectively, the assumptions include: (i) stop accrual: for the calculation of the present value of each credit right, interest related to credit operations that are in arrears equal to or greater than sixty days is no longer recognized; (ii) application of the rating cure methodology: the respective ratings of credit rights with higher risks than the AA level are positively impacted according to the number of days the credit right is in arrears; and (iii) application of the wagon effect: for credit rights of the same debtor, the provision for losses must be measured over the entire expected cash flow of that debtor, taking into account the nature of the transaction and the characteristics of the guarantees, such as sufficiency and liquidity. An impairment loss is calculated as the difference between the carrying amount and the present value of estimated future cash flows discounted at the asset's original effective interest rate. Losses are recognized in profit or loss, and interest on the delinquent asset continues to be recognized for up to 60 days in arrears. When a subsequent event indicates a reversal of the impairment loss, the decrease in the loss is reversed and recorded in profit or loss.